Other Assets and Other Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Fair value of interest rate swaps - assets	$ 759,000	$ 5,315,000
Fair value of foreign currency exchange agreements - assets	0	0
Total other assets	759,000	5,315,000
Current portion of other assets	0	0
Total long-term other assets	759,000	5,315,000
Other Liabilities [Abstract]
Fair value of interest rate swaps - liabilities	21,664,000	23,215,000
Fair value of foreign currency exchange agreements - liabilities	27,000	0
Deferred lease liabilities	708,000	941,000
Unfavourable lease arrangements	0	310,000
Contingent acquisition payables	2,696,000	0
Performance shares, compensation cost accrued	8,759,000	5,350,000
Other	72,000	476,000
Total other liabilities	37,868,000	33,676,000
Current portion of other liabilities	17,394,000	16,558,000
Total long-term other liabilities	20,474,000	17,118,000
Commodity [Member]
Other Assets [Abstract]
Fair value of commodity swaps - assets	0	0
Other Liabilities [Abstract]
Fair value of commodity swaps - liabilities	$ 3,942,000	$ 3,384,000